UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: March 31, 2012"
Check here if Amendment [   ]; Amendment Number: 1

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     APRIL 10, 2012"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      34

"Form 13F Information Table Value Total:      $80,665"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  6356     103700   SH       SOLE                  0      0  103700
ACCURAY INC                     COM                 004397105  393      55600    SH       SOLE                  0      0   55600
ADVISRSHRS TR ACTIV BEAR        ACTIV BEAR ETF      00768Y883  1053     51100    SH       SOLE                  0      0   51100
AMERICAN INTL GROUP INC         COM NEW             026874784  4857     157535   SH       SOLE                  0      0  157535
APPLE INC                       COM                 037833100  4974     8297     SH       SOLE                  0      0    8297
ARCHIPELAGO LEARNING INC        COM                 03956P102  149      13358    SH       SOLE                  0      0   13358
BERKSHIRE HATHAWAY CL B         CL B NEW            084670702  9246     113936   SH       SOLE                  0      0  113936
BROOKFIELD ASST MGMT VTG        CL A LTD VT SH      112585104  4299     136160   SH       SOLE                  0      0  136160
C V S CAREMARK CORP             COM                 126650100  4210     93970    SH       SOLE                  0      0   93970
CHEVRON CORPORATION             COM                 166764100  3063     28572    SH       SOLE                  0      0   28572
CISCO SYSTEMS INC               COM                 17275r102  5592     264397   SH       SOLE                  0      0  264397
EMPIRE DISTRICT ELEC CO         COM                 291641108  2940     144480   SH       SOLE                  0      0  144480
EXELIS INC                      COM                 30162A108  900      71870    SH       SOLE                  0      0   71870
GOOGLE INC CLASS A              CL A                38259p508  5345     8336     SH       SOLE                  0      0    8336
HARRIS CORPORATION              COM                 413875105  5367     119060   SH       SOLE                  0      0  119060
HOWARD HUGHES CORP              COM                 44267d107  1824     28551    SH       SOLE                  0      0   28551
I T T CORPORATION NEW           COM NEW             450911201  831      36245    SH       SOLE                  0      0   36245
INTERDIGITAL INC                COM                 45867g101  1257     36060    SH       SOLE                  0      0   36060
ISHRS TR BRCLYS BD 1-3 YR       BARCLYS 1-3YR CR    464288646  1109     10555    SH       SOLE                  0      0   10555
ISHRS TR BRCLYS BD INTER        BARCLYS INTER CR    464288638  663      6090     SH       SOLE                  0      0    6090
MRKT VCTRS JR GLD MINERS        JR GOLD MINERS E    57060u589  1263     51460    SH       SOLE                  0      0   51460
MRKT VCTRS ETF TR GLD MIN       GOLD MINER ETF      57060u100  4762     96130    SH       SOLE                  0      0   96130
MEDTRONIC INC                   COM                 585055106  2790     71200    SH       SOLE                  0      0   71200
MICROSOFT CORP                  COM                 594918104  6226     193010   SH       SOLE                  0      0  193010
ORACLE CORPORATION              COM                 68389x105  2092     71755    SH       SOLE                  0      0   71755
PROSHARES SHORT S&P 500         PHSH SHRT S&P500    74347r503  1611     45045    SH       SOLE                  0      0   45045
SPDR GOLD TR SPDR GLD SH        GOLD SHS            78463v107  5756     35502    SH       SOLE                  0      0   35502
STAPLES INC.                    COM                 855030102  2508     154900   SH       SOLE                  0      0  154900
SUPERIOR ENERGY SERVICES        COM                 868157108  2652     100605   SH       SOLE                  0      0  100605
TELEPHONE & DATA SYS INC        COM NEW             879433829  1234     53285    SH       SOLE                  0      0   53285
VODAFONE GRP NEW SPON ADR       SPONS ADR NEW       92857w209  5507     199038   SH       SOLE                  0      0  199038
WSDMTREE EMRG MKTS EQ INC       EMERG MKTS ETF      97717w315  3970     68905    SH       SOLE                  0      0   68905
WSDMTREE CHINESE YUAN FD        CHINESE YUAN ETF    97717w182  541      21350    SH       SOLE                  0      0   21350
YAHOO INC COM                   COM                 984332106  2353     154620   SH       SOLE                  0      0  154620

